Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands					1 Months Ended	6 Months Ended
	Oct. 15, 2020	Sep. 17, 2020	Sep. 10, 2020	Jul. 30, 2020	Jul. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Aug. 04, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Investment in equity accounted joint venture						$ 7,500	$ 51,491
Total expected capital cost of investment in joint venture						135,310			$ 130,660	$ 42,462
Collateral amount held with swap provider						8,200			$ 1,300
Senior secured credit facility early true up amount						100,000
Line of credit additional borrowing capacity						30,000
Ethylene Marine Export Terminal [Member]
Subsequent Event [Line Items]
Investment in equity accounted joint venture						133,000
Total expected capital cost of investment in joint venture						147,200
Interest Rate Swap [Member]
Subsequent Event [Line Items]
Collateral amount held with swap provider						$ 8,200
Subsequent Event [Member]
Subsequent Event [Line Items]
Senior secured credit facility early true up amount				$ 34,000				$ 34,000
Debt instrument face value				100,000
Subsequent Event [Member] | Ethylene Marine Export Terminal [Member]
Subsequent Event [Line Items]
Investment in equity accounted joint venture				$ 7,500	$ 7,500
Subsequent Event [Member] | Interest Rate Swap [Member]
Subsequent Event [Line Items]
Collateral amount held with swap provider	$ 5,600
Increase decrease in cash collateral	$ 2,600
2020 Senior Unsecured Bonds [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument face value			$ 100,000
Long term debt stated rate of interest			8.00%
Debt Instrument, Maturity Date, Description			September 2025
Senior Secured Term Facilities And Revolving Facilities Amendment [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Senior secured credit facility early true up amount								$ 34,000
Revolving Credit Facility Amended [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit maximum borrowing capacity		$ 210,000
Senior secured credit facility early true up amount		210,000
Line of credit additional borrowing capacity		30,000
Revolving Credit Facility Amended [Member] | Subsequent Event [Member] | Purpose Of Credit Facility [Member]
Subsequent Event [Line Items]
Line of credit additional borrowing capacity		$ 30,000